Share-based Payments (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share-based Payment Charge

The Group recognized a share-based payment charge for the year as follows:

	Year Ended September 30,
(in USD)	2024	2023
Informal share option arrangements	14,044	249,087
MSA and CSA compensation	29,645	—
	43,689	249,087

Reconciliation of Outstanding Share Options, Earnout Shares, Share Awards to be Issued and RSUs

The following reconciles the outstanding share options, earnout shares, share awards to be issued and RSUs at the beginning and end of the year:

	Informal share option arrangements	Management earnout shares	Sponsor earnout shares	SAP compensation	MSA compensation

At October 1, 2022	313,500	—	—	—	—
Granted prior to the Business Combination	73,250	—	—	—	—
Cancelled and foreited prior to the Business Combination	(10,000)	—	—	—	—
Granted at the Business Combination	—	425,916	37,735	34,186	—
Adjustment at the Business Combination	(161,890)	—	—	—	—
Granted after the Business Combination	—	—	—	—	3,606
Cancelled and forfeited after the Business Combination	(1,199)	—	—	—	—
At September 30, 2023	213,661	425,916	37,735	34,186	3,606
Exercised/settled during the period	(99,793)	—	—	—	(3,606)
Cancelled and forfeited during the period	(713)	—	—	—	—
At September 30, 2024	113,155	425,916	37,735	34,186	—

Schedule of Key Terms in Relation to Informal Share Option Arrangements

The follow table presents key terms in relation to the informal share option arrangements:

	Weighted average exercise price	Weighted average remaining contractual life (in years)
At October 1, 2022	$2.43
Granted prior to the Business Combination	$24.23
Cancelled and forfeited prior to the Business Combination	$42.60
Cancelled and forfeited after the Business Combination	$42.60
At September 30, 2023	$5.40
Exercised/settled during the period	$0.00045
Cancelled and forfeited	$42.60
At September 30, 2024	$9.92	6.03

Schedule of Movements in Non-vested Shares Under Informal Share Option Arrangements

Movements in non-vested shares under informal share option arrangements were as follows:

	Number	Weighted average fair value at grant date
At October 1, 2022	193,750	$4.88
Granted prior to the Business Combination	73,250	$12.92
Vested prior to or on the Business Combination	(237,188)	$7.01
Cancelled and foreited prior to the Business Combination	(10,000)	$10.06
Adjustment at the Business Combination	(9,078)	N/A
Vester after the Business Combination	(800)	$18.00
Cancelled and forfeited after the Business Combination	(1,199)	$17.68
At September 30, 2023	8,735	$21.80
Vested during the period	(6,239)	$21.82
Cancelled and forfeited during the period	(713)	$17.64
At September 30, 2024	1,783	$19.15